Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 31,397	$ 179,132	$ 75,774
Prepaid expenses and other current assets	34,309	17,424	2,052
Total current assets	65,706	196,556	77,826
Property and equipment, net of accumulated depreciation	28,285	31,273
Intangible assets, net of accumulated amortization	181,851	191,615	231,214
Other assets	11,188	1,704
TOTAL ASSETS	287,030	421,148	309,040
Current liabilities:
Accounts payable and accrued expenses	141,201	27,482	2,156
Unearned revenue	34,709	35,000
Total current liabilities	175,910	62,482	2,156
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 500,000,000 shares authorized; 378,033,149 and 374,329,445 shares issued and outstanding	37,802	37,802	37,432
Additional paid in capital (deficiency)	1,568,745	1,568,745	569,115
Deficit accumulated during the development stage	(1,494,815)	(1,249,780)	(299,663)
Accumulated other comprehensive income	(612)	1,899
Total stockholders' equity	111,120	358,666	306,884
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 287,030	$ 421,148	$ 309,040